Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2023
Document Shell Company Report	false
Entity File Number	001-41782
Entity Registrant Name	VinFast Auto Ltd.
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	Dinh Vu – Cat Hai Economic Zone
Entity Address, Adress Line Two	Cat Hai Islands, Cat Hai Town, Cat Hai District
Entity Address, City or Town	Hai Phong City
Entity Address, Country	VN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001913510
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Ernst & Young Vietnam Limited
Auditor Location	Ho Chi Minh City, Vietnam
Auditor Firm ID	3080
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	VFS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	2,337,788,498
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one ordinary shareat an exercise price of $11.50 per ordinary share
Trading Symbol	VFSWW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	3,321,002
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Dinh Vu – Cat Hai Economic Zone
Entity Address, Adress Line Two	Cat Hai Islands, Cat Hai Town, Cat Hai District
Entity Address, City or Town	Hai Phong City
Entity Address, Country	VN
Contact Personnel Name	Le Thi Thu Thuy
City Area Code	84 225
Local Phone Number	3969999
Contact Personnel Email Address	ir@vinfastauto.com